FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2019
FAIR VALUE MEASUREMENTS
Schedule of fair value measurements for each class of assets on nonrecurring basis

Fair Value Measurement at the End of the Reporting Period Using
Quoted Prices in
Active
			Markets for	Significance	Significant
	As of		Identical	Other	Unobservable
	December 31,		Assets	Observable	Inputs	Total
	2019		(Level 1)	Inputs (Level 2)	(Level 3)	loss
	RMB	US$	RMB	RMB	RMB	RMB
Description

Nonrecurring fair value measurements
Long-lived assets held and used	1,985	285	—	—	1,985	(6,849)

Fair Value Measurement at the End of the Reporting Period Using
Quoted Prices in
Active
		Markets for	Significance	Significant
	As of	Identical	Other	Unobservable
	December 31,	Assets	Observable	Inputs	Total
	2018	(Level 1)	Inputs (Level 2)	(Level 3)	loss
	RMB	RMB	RMB	RMB	RMB
Description
Fair value measurements on a recurring basis:
Available-for-sale debt investments	50,000	50,000	—	—	—

Nonrecurring fair value measurements:
Long-lived assets held and used	3,467	—	—	3,467	(4,418)